Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices

The LTI Plan authorizes the issuance of equity awards, including options, stock appreciation rights, restricted stock, unrestricted stock, restricted stock units, stock awards, performance awards, and other awards that are convertible into or otherwise based on stock. Under the LTI Plan, the Committee approves all equity awards and has not delegated to management the authority to approve equity awards. The Chair of the Committee has authority to approve equity awards in situations where it is not practical to bring the Committee together for such a purpose.

The Committee has a longstanding methodology to determine the grant date on which annual equity awards would be granted to eligible associates. The Committee determined that the annual equity grant date would be the seventh calendar day following the Company’s fiscal year-end earnings release. The Committee also reviews and considers approval of off-cycle equity awards recommended by management. These off-cycle equity awards reflect commitments made by the Company, subject to approval by the Committee, and are for current associates (generally in the case of promotion or retention), new hires who have already become employees of the Company, or prospective hires who have agreed to a start date with the Company. The grant date for current associates, and for new hires who have already become employees of the Company, is the date set by the Committee. The grant date is typically the first or the fifteenth of the month, whichever is closest following the start date, promotion date, or other event date. Additionally, the Committee does not coordinate equity grants so that they are made before announcement of favorable information or after announcement of unfavorable information. As a result, in all cases, the timing of grants of equity awards occurs independent of the release of any material nonpublic information, and the Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. During fiscal 2025, none of our associates were awarded stock options.

Award Timing Method	The Committee determined that the annual equity grant date would be the seventh calendar day following the Company’s fiscal year-end earnings release.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false